Vanguard Explorer™ Fund
Summary Prospectus

February 23, 2011

Investor Shares & Admiral™ Shares

Vanguard Explorer Fund Investor Shares (VEXPX)
Vanguard Explorer Fund Admiral Shares (VEXRX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
February 23, 2011, are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary

Investment Objective
The Fund seeks to provide long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Expenses	0.46%	0.29%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.49%	0.32%

Examples

The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$50	$157	$274	$616
Admiral Shares	$33	$103	$180	$406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82%.

Primary Investment Strategies
The Fund invests mainly in the stocks of small companies. These companies tend to be unseasoned but are considered by the Fund’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Fund uses multiple investment advisors.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Explorer Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 25.18% (quarter ended December 31, 2001), and the lowest return for a quarter was –26.16% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010

	1 Year	5 Years	10 Years
Vanguard Explorer Fund Investor Shares
Return Before Taxes	27.43%	3.58%	4.95%
Return After Taxes on Distributions	27.40	2.84	4.40
Return After Taxes on Distributions and Sale of Fund Shares	17.87	2.90	4.18
Russell 2500 Growth Index
(reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%
			Since
			Inception
			(Nov. 12,
	1 Year	5 Years	2001)
Vanguard Explorer Fund Admiral Shares
Return Before Taxes	27.64%	3.76%	6.87%
Russell 2500 Growth Index
(reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	7.08%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisors
Century Capital Management, LLC

Chartwell Investment Partners, L.P.

Granahan Investment Management, Inc.

Kalmar Investment Advisers

Wellington Management Company, LLP

The Vanguard Group, Inc.

Portfolio Managers

Alexander L. Thorndike, Chief Investment Officer and Managing Partner at Century Capital. He has managed a portion of the Fund since 2008.

Edward N. Antoian, CFA, CPA, Managing Partner at Chartwell. He has co-managed a portion of the Fund since 1997.

John A. Heffern, Managing Partner at Chartwell. He has co-managed a portion of the Fund since 2006.

John J. Granahan, CFA, Founder and President of Granahan. He has managed a portion of the Fund since 1990.

Ford B. Draper, Jr., President, Chief Investment Officer, and Founder of Kalmar. He has managed a portion of the Fund since 2005.

Kenneth L. Abrams, Senior Vice President and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Fund since 1994.

James D. Troyer, CFA, Principal of Vanguard. He has managed a portion of the Fund since 2006.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares	Admiral Shares
To open and maintain an account	$3,000	$50,000
To add to an existing account	$100 (other than by Automatic	$100 (other than by Automatic
	Investment Plan, which	Investment Plan, which
	has no established minimum)	has no established minimum)

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares. A sale or exchange of Fund shares is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may also be subject to state and local income taxes.

Payments to Financial Intermediaries
The Fund and its investment advisors do not pay financial intermediaries for sales of Fund shares.

Vanguard Explorer Fund Investor Shares—Fund Number 24
Vanguard Explorer Fund Admiral Shares—Fund Number 5024

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© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SP 24 022011